Financial instruments - maturity analysis - Contractual maturity of undiscounted cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contractual maturity of undiscounted cash flows payable
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Held-for-trading liabilities excluded from contractual maturity for cash outflows payable	£ 3,800	£ 24,500
Bank
Contractual maturity of undiscounted cash flows payable
Held-for-trading liabilities excluded from contractual maturity for cash outflows payable	3,700	4,400
0-3 months | Financial liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	258,533	231,367
0-3 months | Financial liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	208,724	195,658
0-3 months | Deposits by banks
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	31,921	10,707
0-3 months | Deposits by banks | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	14,745	7,092
0-3 months | Customer accounts
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	225,745	218,100
0-3 months | Customer accounts | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	193,931	188,431
0-3 months | Debt securities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	8
0-3 months | Subordinated liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	46	50
0-3 months | Subordinated liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	46	49
0-3 months | Settlement balances and other liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	813	2,510
0-3 months | Settlement balances | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	2	86
0-3 months | Guarantees and commitments
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	53,806	55,996
0-3 months | Guarantees and commitments | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	47,384	48,769
0-3 months | Guarantees
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	674	869
0-3 months | Guarantees | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	562	648
0-3 months | Commitments
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	53,132	55,127
0-3 months | Commitments | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	46,822	48,121
3-12 months | Financial liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	2,409	2,930
3-12 months | Financial liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,308	1,076
3-12 months | Deposits by banks
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	788	1,205
3-12 months | Deposits by banks | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	64	56
3-12 months | Customer accounts
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,414	1,196
3-12 months | Customer accounts | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,071	837
3-12 months | Debt securities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	33
3-12 months | Subordinated liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	174	529
3-12 months | Subordinated liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	173	183
1- 3 years | Financial liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	7,592	4,835
1- 3 years | Financial liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	5,639	2,762
1- 3 years | Deposits by banks
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	4,960	2,200
1- 3 years | Deposits by banks | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	3,170	665
1- 3 years | Customer accounts
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,145	733
1- 3 years | Customer accounts | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,078	632
1- 3 years | Debt securities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	87
1- 3 years | Subordinated liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,400	1,902
1- 3 years | Subordinated liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,391	1,465
3-5 years | Financial liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	16,955	2,606
3-5 years | Financial liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	15,651	1,665
3-5 years | Deposits by banks
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	15,240	1,298
3-5 years | Deposits by banks | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	14,024	512
3-5 years | Customer accounts
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,004	487
3-5 years | Customer accounts | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,004	487
3-5 years | Debt securities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	87
3-5 years | Subordinated liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	624	821
3-5 years | Subordinated liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	623	666
5-10 years | Financial liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	6,082	4,767
5-10 years | Financial liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	4,975	4,191
5-10 years | Deposits by banks
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	619	692
5-10 years | Deposits by banks | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	132	406
5-10 years | Customer accounts
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	2,242	1,084
5-10 years | Customer accounts | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	2,242	1,084
5-10 years | Debt securities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	617
5-10 years | Subordinated liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	2,604	2,991
5-10 years | Subordinated liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	2,601	2,701
10-20 years | Financial liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	4,437	3,235
10-20 years | Financial liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	4,344	2,835
10-20 years | Deposits by banks
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	88	93
10-20 years | Customer accounts
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	3,142	1,498
10-20 years | Customer accounts | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	3,142	1,498
10-20 years | Debt securities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable		301
10-20 years | Subordinated liabilities
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	1,207	1,343
10-20 years | Subordinated liabilities | Bank
Contractual maturity of undiscounted cash flows payable
Undiscounted cash flow payable	£ 1,202	£ 1,337